Accounting Standards and Basis of Preparation (Details) - USD ($)				12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2018	Jun. 30, 2023
Accounting standards and Basis of preparation [Abstract]
Cumulative inflation rate				100.00%
Accumulated			3 years
Inflation accumulated			100.00%
Argentine price indexes	$ 1,709.6115	$ 1,497.2147